Shareholders' equity - Capital and Treasury shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Jun. 04, 2020	Sep. 20, 2018	Dec. 31, 2019
Equity
Capital	$ 132,439			$ 133,320
Capital, shares	132,439,000			133,320,000
Par value ($ per share)	$ 1.00			$ 1.00
Authorized, but unissued and unsubscribed share capital	$ 231,925
Maximum amount authorized to repurchase under the share buy-back program			$ 30,000
Period of time for repurchase of shares under buy-back program			12 months
Treasury shares				$ 9,435
Treasury shares, shares				881,902
Number of treasury shares approved for cancellation		881,902
Votorantim S.A.
Equity
Percentage of equity interest held by the controlling shareholder (as a percent)	64.68%	64.68%